Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Impact

The currency exchange rates and the entities that significantly impact our business are shown in the following table:

	Period End Rate		Average Rate
	June 30,	December 31,	For the six months ended June 30,
	2026	2025	2026	2025
Thai Baht	0.0301	0.0317	0.0310	0.0299
Hong Kong Dollar	0.1275	0.1285	0.1277	0.1282
Chinese Renminbi	0.1473	0.1429	0.1460	0.1382

Schedule of Amended IFRS Accounting Standard

At the date of authorization of these interim condensed consolidated financial statements, the following certain new and amended IFRS Accounting Standards have been issued but are not yet effective for interim reporting period ended on June 30, 2026 and the Company is still evaluating the impact of these new and amended guidance:

Date of issue	Title	Effective date
April 2024	IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
November 2025	Amendments to IAS 21 regarding translation to a hyperinflationary presentation currency	January 1, 2027
May 2026	IFRS 20 Regulatory Assets and Regulatory Liabilities	January 1, 2029
June 2026	Amendments to IAS 28 Amendments to the Fair Value Option for Investments in Associates and Joint Ventures	January 1, 2027